Investment Objectives and Goals	May 01, 2026
VanEck Agribusiness ETF
Prospectus [Line Items]
Risk/Return [Heading]	VanEck® Agribusiness ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]
VanEck® Agribusiness ETF (the “Fund”) seeks to replicate as closely as possible, before fees and expenses, the price and yield performance of the MVIS® Global Agribusiness Index (the “Agribusiness Index” or the “Index”).

VanEck Copper and Electrification Metals ETF
Prospectus [Line Items]
Risk/Return [Heading]	VanEck® Copper and Electrification Metals ETF¹
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]
VanEck® Copper and Electrification Metals ETF¹ (the “Fund”) seeks to track as closely as possible, before fees and expenses, the price and yield performance of the MarketVector™ Global Electrification Metals Index (the “Electrification Metals Index” or the “Index”).

VanEck Gold Miners ETF
Prospectus [Line Items]
Risk/Return [Heading]	VanEck® Gold Miners ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]
VanEck® Gold Miners ETF (the “Fund”) seeks to track as closely as possible, before fees and expenses, the price and yield performance of the MarketVector™ Global Gold Miners Index (the “Gold Miners Index” or the “Index”).

VanEck Junior Gold Miners ETF
Prospectus [Line Items]
Risk/Return [Heading]	VanEck® Junior Gold Miners ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]
VanEck® Junior Gold Miners ETF (the “Fund”) seeks to replicate as closely as possible, before fees and expenses, the price and yield performance of the MVIS® Global Junior Gold Miners Index (the “Junior Gold Miners Index” or the “Index”).

VanEck Low Carbon Energy ETF
Prospectus [Line Items]
Risk/Return [Heading]	VanEck® Low Carbon Energy ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]
VanEck® Low Carbon Energy ETF (the “Fund”) seeks to replicate as closely as possible, before fees and expenses, the price and yield performance of the MVIS® Global Low Carbon Energy Index (the “Low Carbon Energy Index” or the “Index”).

VanEck Natural Resources ETF
Prospectus [Line Items]
Risk/Return [Heading]	VanEck® Natural Resources ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]
VanEck® Natural Resources ETF (the “Fund”) seeks to track as closely as possible, before fees and expenses, the price and yield performance of the MarketVectorTM Global Natural Resources Index (the “Natural Resources Index” or the “Index”).

VanEck Oil Refiners ETF
Prospectus [Line Items]
Risk/Return [Heading]	VanEck® Oil Refiners ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]
VanEck® Oil Refiners ETF (the “Fund”) seeks to replicate as closely as possible, before fees and expenses, the price and yield performance of the MVIS® Global Oil Refiners Index (the “Oil Refiners Index” or the “Index”).

VanEck Oil Services ETF
Prospectus [Line Items]
Risk/Return [Heading]	VanEck® Oil Services ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]
VanEck® Oil Services ETF (the “Fund”) seeks to replicate as closely as possible, before fees and expenses, the price and yield performance of the MVIS® US Listed Oil Services 25 Index (the “Oil Services Index” or the “Index”).

VanEck Rare Earth and Strategic Metals ETF
Prospectus [Line Items]
Risk/Return [Heading]	VanEck® Rare Earth and Strategic Metals ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]
VanEck® Rare Earth and Strategic Metals ETF (the “Fund”) seeks to replicate as closely as possible, before fees and expenses, the price and yield performance of the MVIS® Global Rare Earth/Strategic Metals Index (the “Rare Earth/Strategic Metals Index” or the “Index”).

VanEck Steel ETF
Prospectus [Line Items]
Risk/Return [Heading]	VanEck® Steel ETF
Objective, Primary [Text Block]
VanEck® Steel ETF (the “Fund”) seeks to track as closely as possible, before fees and expenses, the price and yield performance of the MarketVector™ Global Steel Index (the “Steel Index” or the “Index”).

VanEck® Uranium and Nuclear ETF
Prospectus [Line Items]
Risk/Return [Heading]	VanEck® Uranium and Nuclear ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]
VanEck® Uranium and Nuclear ETF (the “Fund”) seeks to replicate as closely as possible, before fees and expenses, the price and yield performance of the MVIS® Global Uranium & Nuclear Energy Index (the “Nuclear Energy Index” or the “Index”).

VanEck Africa Index ETF
Prospectus [Line Items]
Risk/Return [Heading]	VanEck® Africa Index ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]
VanEck® Africa Index ETF (the “Fund”) seeks to replicate as closely as possible, before fees and expenses, the price and yield performance of the MVIS® GDP Africa Index (the “Africa Index” or the “Index”).

VanEck Brazil Small-Cap ETF
Prospectus [Line Items]
Risk/Return [Heading]	VanEck® Brazil Small-Cap ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]
VanEck® Brazil Small-Cap ETF (the “Fund”) seeks to replicate as closely as possible, before fees and expenses, the price and yield performance of the MVIS® Brazil Small-Cap Index (the “Brazil Small-Cap Index” or the “Index”).

VanEck Digital India ETF
Prospectus [Line Items]
Risk/Return [Heading]	VanEck® Digital India ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]
VanEck® Digital India ETF (the “Fund”) seeks to track as closely as possible, before fees and expenses, the price and yield performance of the MVIS® Digital India Index (the “Digital India Index” or the “Index”).

VanEck India Growth Leaders ETF
Prospectus [Line Items]
Risk/Return [Heading]	VanEck® India Growth Leaders ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]
VanEck® India Growth Leaders ETF (the “Fund”) seeks to replicate as closely as possible, before fees and expenses, the price and yield performance of the MarketGrader India All-Cap Growth Leaders Index (the “India Index”or the “Index”).

VanEck Indonesia Index ETF
Prospectus [Line Items]
Risk/Return [Heading]	VanEck® Indonesia Index ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]
VanEck® Indonesia Index ETF (the “Fund”) seeks to replicate as closely as possible, before fees and expenses, the price and yield performance of the MVIS® Indonesia Index (the “Indonesia Index” or the “Index”).

VanEck Israel ETF
Prospectus [Line Items]
Risk/Return [Heading]	VanEck® Israel ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]
VanEck® Israel ETF (the “Fund”) seeks to replicate as closely as possible, before fees and expenses, the price and yield performance of the BlueStar Israel Global Index® (the “Israel Index” or the “Index”).

VanEck Vietnam ETF
Prospectus [Line Items]
Risk/Return [Heading]	VanEck® Vietnam ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]
VanEck® Vietnam ETF (the “Fund”) seeks to replicate as closely as possible, before fees and expenses, the price and yield performance of the MarketVector™ Vietnam Local Index (the “Vietnam Index” or the “Index”).

VanEck BDC Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	VanEck® BDC Income ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]
VanEck® BDC Income ETF (the “Fund”) seeks to replicate as closely as possible, before fees and expenses, the price and yield performance of the MVIS® US Business Development Companies Index (the “BDC Index” or the “Index”).

VanEck International High Yield Bond ETF
Prospectus [Line Items]
Risk/Return [Heading]	VanEck® International High Yield Bond ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]
VanEck® International High Yield Bond ETF (the “Fund”) seeks to replicate as closely as possible, before fees and expenses, the price and yield performance of ICE BofA Global ex-US Issuers High Yield Constrained Index (the “International High Yield Index” or the “Index”).

VanEck J.P. Morgan EM Local Currency Bond ETF
Prospectus [Line Items]
Risk/Return [Heading]	VanEck® J.P. Morgan EM Local Currency Bond ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]
VanEck® J.P. Morgan EM Local Currency Bond ETF (the “Fund”) seeks to replicate as closely as possible, before fees and expenses, the price and yield performance of the J.P. Morgan GBI-EM Global Core Index (the “Emerging Markets Global Core Index” or the “Index”).

VanEck Mortgage REIT Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	VanEck® Mortgage REIT Income ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]
VanEck® Mortgage REIT Income ETF (the “Fund”) seeks to replicate as closely as possible, before fees and expenses, the price and yield performance of the MVIS® US Mortgage REITs Index (the “Mortgage REITs Index” or the “Index”).

VanEck Office and Commercial REIT ETF
Prospectus [Line Items]
Risk/Return [Heading]	VanEck® Office and Commercial REIT ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]
VanEck® Office and Commercial REIT ETF (the “Fund”) seeks to track as closely as possible, before fees and expenses, the price and yield performance of MarketVector™ US Listed Office and Commercial REITs Index (the “Office and Commercial REITs Index” or the “Index”).

VanEck Preferred Securities ex Financials ETF
Prospectus [Line Items]
Risk/Return [Heading]	VanEck® Preferred Securities ex Financials ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]
VanEck® Preferred Securities ex Financials ETF (the “Fund”) seeks to replicate as closely as possible, before fees and expenses, the price and yield performance of the ICE Exchange-Listed Fixed & Adjustable Rate Non-Financial Preferred Securities Index (the “Preferred Securities Index” or the “Index”).

VanEck Russia ETF
Prospectus [Line Items]
Risk/Return [Heading]	VanEck® Russia ETF’s
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]
VanEck® Russia ETF’s (the “Fund”) stated investment objective is to seek to replicate as closely as possible, before fees and expenses, the price and yield performance of the MVIS® Russia Index (the “Russia Index” or the “Index”).
However, due to the discontinuation of the Russia Index and the ongoing restrictions relating to Russian securities, the Fund will be unable to meet its investment objective. The Fund is in the process of liquidating its assets and winding up its business pursuant to a plan of liquidation.

VanEck Russia Small-Cap ETF
Prospectus [Line Items]
Risk/Return [Heading]	VanEck® Russia Small-Cap ETF’s
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]
VanEck® Russia Small-Cap ETF’s (the “Fund”) stated investment objective is to seek to replicate as closely as possible, before fees and expenses, the price and yield performance of the MVIS® Russia Small-Cap Index (the “Russia Small-Cap Index” or the “Index”).
However, due to the discontinuation of the Russia Small-Cap Index and the ongoing restrictions relating to Russian securities, the Fund will be unable to meet its investment objective. The Fund is in the process of liquidating its assets and winding up its business pursuant to a plan of liquidation.

VanEck AA-BB CLO ETF
Prospectus [Line Items]
Risk/Return [Heading]	VanEck® AA-BB CLO ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The VanEck® AA-BB CLO ETF (the "Fund") seeks capital preservation and current income.
VanEck CLO ETF
Prospectus [Line Items]
Risk/Return [Heading]	VanEck® CLO ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The VanEck® CLO ETF (the "Fund") seeks capital preservation and current income.
VanEck China Bond ETF
Prospectus [Line Items]
Risk/Return [Heading]	VanEck® China Bond ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]
VanEck® China Bond ETF (the “Fund”) seeks to replicate as closely as possible, before fees and expenses, the price and yield performance of the FTSE Chinese Broad Bond 0-10 Years Diversified Select Index (the “Index”).

VanEck ChiNext Innovators ETF
Prospectus [Line Items]
Risk/Return [Heading]	VanEck® ChiNext Innovators ETF1
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]
VanEck® ChiNext Innovators ETF[1] (the “Fund”) seeks to replicate as closely as possible, before fees and expenses, the price and yield performance of the ChiNext Index (the “ChiNext Index” or the “Index”).

VanEck CMCI Commodity Strategy ETF
Prospectus [Line Items]
Risk/Return [Heading]	VanEck® CMCI Commodity Strategy ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	VanEck® CMCI Commodity Strategy ETF (the “Fund”) seeks to track, before fees and expenses, the performance of the UBS Constant Maturity Commodity Total Return Index (the “Index”).